OTHER NON-CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Other noncurrent liabilities	OTHER NON-CURRENT LIABILITIES:

	December 31, 2023	January 1, 2023

Employee benefit obligation - Statutory severance and pre-notice (a)	$31,003	$42,127
Employee benefit obligation - Defined contribution plan (b)	4,225	3,383
Provisions (c)	11,080	10,707
	$46,308	$56,217

Disclosure of net defined benefit liability	Statutory severance and pre-notice obligations:

	2023	2022

Obligation, beginning of fiscal year	$42,127	$42,931
Service cost	16,700	18,166
Interest cost	8,767	8,543
Actuarial gain(1)	(1,717)	(8,094)
Foreign exchange gain	(501)	(626)
Benefits paid	(34,373)	(18,793)
Obligation, end of fiscal year	$31,003	$42,127
(1) The actuarial gain in fiscal 2023 and fiscal 2022 is mainly due to changes in the actuarial assumptions used to determine the statutory severance obligations.
Disclosure of other provisions
The following table presents the provisions for decommissioning and site restoration costs of the Company:

	2023	2022

Balance, beginning of fiscal year	$10,707	$13,189
Changes in estimates made during the fiscal year	(41)	(2,689)
Accretion of interest	414	207
Balance, end of fiscal year	$11,080	$10,707